Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Corporate Bonds– 11.3%
Banking – 1.0%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	$910,000	$1,142,050
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 5 Year + 1.5000%, 3.3690%, 12/14/46‡	571,000	477,719
		1,619,769
Capital Goods – 0.4%
Ball Corp, 2.8750%, 8/15/30	650,000	582,754
Communications – 4.3%
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	500,000	469,146
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32	500,000	457,350
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.2000%, 3/15/28	1,000,000	1,010,509
Crown Castle International Corp, 3.8000%, 2/15/28	1,000,000	998,987
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	1,000,000	1,015,000
T-Mobile USA Inc, 3.8750%, 4/15/30	925,000	928,551
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	1,000,000	944,495
Ziggo BV, 4.8750%, 1/15/30 (144A)	1,000,000	941,730
		6,765,768
Consumer Cyclical – 0.5%
Service Corp International/US, 5.1250%, 6/1/29	800,000	814,072
Consumer Non-Cyclical – 3.0%
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	1,500,000	1,626,263
Constellation Brands Inc, 3.1500%, 8/1/29	600,000	579,371
Elanco Animal Health Inc, 6.4000%, 8/28/28	450,000	482,634
HCA Inc, 3.5000%, 9/1/30	1,000,000	966,064
Sysco Corp, 5.9500%, 4/1/30	498,000	577,666
Tesco PLC, 6.1500%, 11/15/37 (144A)	314,000	372,229
		4,604,227
Insurance – 0.3%
Centene Corp, 3.3750%, 2/15/30	500,000	470,467
Real Estate Investment Trusts (REITs) – 0.6%
Digital Realty Trust LP, 3.6000%, 7/1/29	1,000,000	995,468
Technology – 1.2%
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	950,000	871,625
MSCI Inc, 3.8750%, 2/15/31 (144A)	600,000	568,893
VMware Inc, 3.9000%, 8/21/27	353,000	357,562
		1,798,080
Total Corporate Bonds (cost $18,070,205)		17,650,605
Common Stocks– 84.9%
Automobiles – 1.7%
Daimler AG	16,232	1,139,923
Stellantis NV	91,341	1,481,025
		2,620,948
Banks – 5.8%
BAWAG Group AG (144A)*	32,570	1,642,884
Citigroup Inc	33,858	1,808,017
ING Groep NV	155,514	1,625,017
Intesa Sanpaolo SpA	612,219	1,399,161
Lloyds Banking Group PLC	4,288,793	2,625,101
		9,100,180
Beverages – 3.2%
Coca-Cola Co	51,151	3,171,362
PepsiCo Inc	11,005	1,842,017
		5,013,379
Biotechnology – 0.9%
AbbVie Inc	8,553	1,386,527
Capital Markets – 0.1%
Amundi SA (144A)	1,696	115,708
Chemicals – 1.2%
Air Products & Chemicals Inc	7,273	1,817,595
Communications Equipment – 2.0%
Cisco Systems Inc	55,000	3,066,800
Diversified Telecommunication Services – 2.3%
Deutsche Telekom AG	74,127	1,384,288
Telenor ASA	34,435	495,151
TELUS Corp	63,876	1,668,952
		3,548,391

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electric Utilities – 2.0%
Enel SpA	168,064	$1,122,184
Iberdrola SA	181,907	1,979,666
		3,101,850
Electrical Equipment – 3.5%
ABB Ltd	58,033	1,877,878
nVent Electric PLC	54,051	1,879,894
Schneider Electric SE	10,103	1,686,528
		5,444,300
Electronic Equipment, Instruments & Components – 1.2%
Corning Inc	51,387	1,896,694
Entertainment – 0.7%
Nintendo Co Ltd	2,200	1,110,221
Equity Real Estate Investment Trusts (REITs) – 1.0%
Crown Castle International Corp	8,167	1,507,628
Food Products – 3.5%
Mondelez International Inc	26,161	1,642,388
Nestle SA (REG)	29,913	3,883,960
		5,526,348
Health Care Equipment & Supplies – 1.3%
Medtronic PLC	18,202	2,019,512
Hotels, Restaurants & Leisure – 1.1%
McDonald's Corp	7,071	1,748,517
Household Durables – 1.1%
Panasonic Corp	184,700	1,788,954
Industrial Conglomerates – 1.3%
Honeywell International Inc	10,215	1,987,635
Information Technology Services – 0.9%
Fidelity National Information Services Inc	14,360	1,442,031
Insurance – 6.6%
AIA Group Ltd	143,600	1,503,468
AXA SA	109,305	3,191,692
Direct Line Insurance Group PLC	353,870	1,275,474
Sampo Oyj	29,140	1,422,183
Zurich Insurance Group AG	6,094	3,005,004
		10,397,821
Interactive Media & Services – 0.8%
Tencent Holdings Ltd	27,900	1,316,244
Internet & Direct Marketing Retail – 0%
JD.Com Inc - Class A*	1,176	34,444
Machinery – 2.2%
Sandvik AB	61,290	1,301,834
Volvo AB	112,126	2,092,320
		3,394,154
Metals & Mining – 2.4%
Anglo American PLC	73,124	3,770,774
Multi-Utilities – 1.7%
National Grid PLC	91,885	1,411,062
Sempra Energy	7,000	1,176,840
		2,587,902
Oil, Gas & Consumable Fuels – 4.0%
Shell PLC	123,743	3,408,031
Total SE	54,978	2,789,129
		6,197,160
Paper & Forest Products – 1.9%
UPM-Kymmene Oyj	91,043	2,970,378
Personal Products – 2.1%
Unilever PLC	73,296	3,317,242
Pharmaceuticals – 11.7%
AstraZeneca PLC	27,039	3,585,005
Bristol-Myers Squibb Co	38,269	2,794,785
Merck & Co Inc	32,893	2,698,871
Novartis AG	15,246	1,337,314
Novo Nordisk A/S	18,056	1,999,999
Roche Holding AG	6,965	2,754,933
Sanofi	29,837	3,042,483
		18,213,390
Professional Services – 2.7%
RELX PLC	88,942	2,768,498
SGS SA	506	1,406,207
		4,174,705
Semiconductor & Semiconductor Equipment – 4.5%
Alphawave IP Group PLC*	315,496	725,685
Broadcom Inc	3,891	2,450,085

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	24,259	$2,529,243
Texas Instruments Inc	7,627	1,399,402
		7,104,415
Software – 4.4%
Microsoft Corp	22,295	6,873,768
Specialty Retail – 0.4%
Topsports International Holdings Ltd (144A)	758,000	630,570
Textiles, Apparel & Luxury Goods – 2.8%
Burberry Group PLC	77,507	1,692,215
Cie Financiere Richemont SA (REG)	10,897	1,382,493
VF Corp	24,155	1,373,453
		4,448,161
Tobacco – 0.8%
Imperial Brands PLC	62,260	1,310,705
Wireless Telecommunication Services – 1.1%
Tele2 AB	109,630	1,655,851
Total Common Stocks (cost $114,500,209)		132,640,902
Preferred Stocks– 1.9%
Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co Ltd((cost $2,301,029)	57,569	2,978,058
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $2,187,034)	2,186,815	2,187,034
Total Investments (total cost $137,058,477) – 99.5%		155,456,599
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		774,980
Net Assets – 100%		$156,231,579

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$60,316,974	38.8%
United Kingdom	19,332,514	12.4
Switzerland	15,647,789	10.1
Netherlands	12,060,518	7.8
France	10,825,540	7.0
Sweden	5,050,005	3.2
Finland	4,392,561	2.8
Italy	4,002,370	2.6
South Korea	2,978,058	1.9
Japan	2,899,175	1.9
Taiwan	2,529,243	1.6
Germany	2,524,211	1.6
Denmark	1,999,999	1.3
China	1,981,258	1.3
Spain	1,979,666	1.3
Canada	1,668,952	1.1
Austria	1,642,884	1.0
Belgium	1,626,263	1.0
Hong Kong	1,503,468	1.0
Norway	495,151	0.3

Total	$155,456,599	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$2,603	$-	$-	$2,187,034

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	4,002,763	39,290,557	(41,106,286)	2,187,034

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $6,700,655, which represents 4.3% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$17,650,605	$-
Common Stocks
Banks	1,808,017	7,292,163	-
Beverages	5,013,379	-	-
Biotechnology	1,386,527	-	-
Chemicals	1,817,595	-	-
Communications Equipment	3,066,800	-	-
Diversified Telecommunication Services	1,668,952	1,879,439	-
Electrical Equipment	1,879,894	3,564,406	-
Electronic Equipment, Instruments & Components	1,896,694	-	-
Equity Real Estate Investment Trusts (REITs)	1,507,628	-	-
Food Products	1,642,388	3,883,960	-
Health Care Equipment & Supplies	2,019,512	-	-
Hotels, Restaurants & Leisure	1,748,517	-	-
Industrial Conglomerates	1,987,635	-	-
Information Technology Services	1,442,031	-	-
Multi-Utilities	1,176,840	1,411,062	-
Pharmaceuticals	5,493,656	12,719,734	-
Semiconductor & Semiconductor Equipment	6,378,730	725,685	-
Software	6,873,768	-	-
Textiles, Apparel & Luxury Goods	1,373,453	3,074,708	-
All Other	-	47,907,729	-
Preferred Stocks	-	2,978,058	-
Investment Companies	-	2,187,034	-
Total Assets	$50,182,016	$105,274,583	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70261 05-22